AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2012.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 55	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on October 11, 2012 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 54 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 11, 2012 as the new effective date for Post-Effective Amendment No. 28 to the Trust’s Registration Statement, which was filed on January 13, 2012 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 32, 36, 38, 39, 42, 45 and 49 to the Trust’s Registration Statement filed on March 26, 2012, April 24, 2012, May 23, 2012, June 21, 2012, July 20, 2012, August 14, 2012 and September 11, 2012, respectively.  This Amendment relates solely to PowerShares Equity Allocation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 28 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 29 to the Trust’s Registration Statement, filed on February 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 28th day of September, 2012.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	September 28, 2012
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	September 28, 2012
Sheri Morris

/s/ Anna Paglia	Secretary	September 28, 2012
Anna Paglia

*/s/ H. Bruce Bond	Trustee	September 28, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	September 28, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	September 28, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	September 28, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	September 28, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	September 28, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	September 28, 2012
Donald H. Wilson

*By: /s/ Anna Paglia		September 28, 2012
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 27 and incorporated by reference herein.